Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-Based Compensation
30.	SHARE-BASED COMPENSATION
The Group maintains the 2020 Equity Incentive Plan (the “EIP” or “2020 Plan”) and its predecessor, the 2018 Equity Incentive Plan (the “2018 Plan”). The Group also had the 2018 Equity Incentive Agreement (“2018 EIA”) and a 2009 Stock Option Agreement (“2009 SOA”), awards granted under both of these plans were fully exercised during 2021.
The EIP
The 2020 Plan was approved by the Company’s Board of Directors on December 21, 2020. Awards under the 2018 Plan have been amended and are now subject to the same terms as the 2020 Plan. Subsequently, on January 27, 2021, the Company registered 30,800,000 ordinary shares available for issuance under the 2020 Plan, including in respect of previously granted awards. The EIP authorizes the grant of equity awards in the form of restricted share units (“RSUs”), share appreciation rights (“SARs”) or stock options (“Options”) to employees, consultants and advisors of the Group.
Under the 2020 Plan, all awards will expire on the tenth anniversary of the date of grant or, in the case of an award that has vested but not lapsed, if earlier, 90 days after the date on which the recipient ceases to be an eligible participant or resumption of trading in ADSs on Nasdaq or other internationally recognized stock exchange, whichever is longer. All vested awards remain exercisable until delivery of an acquisition notice by participant to the Company. Awards under the 2020 Plan generally vest over a four-year period. 1/4 of each award vests in twelve months from the grant date, and the remaining 3/4 of each award continue to vest by 1/16 portions at the end of each calendar quarter following the first anniversary of the award. Awards provide the participant with the right to receive ADSs (while ADSs remain listed) immediately upon vesting or any other date after the vesting.

Awards are, other than upon retirement or in exceptional circumstances, subject to the condition that the contractual arrangement with the recipient remains in place at the time of exercise. The awards do not carry voting rights. The number of shares to which each award relates, and the vesting conditions of awards granted to participants are approved by the Board of Directors.
During 2022 the Company granted to certain employees and directors 9,321,006 SBAs in a form of Restricted Share Units (“RSU”) with zero exercise price (including 500,000 SBAs granted to Mr. Igor Gerasimov, see Note 31). During 2021 the Company granted to certain employees and directors 6,158,277 SBAs in a form of Restricted Share Units (“RSU”) with zero exercise price (including 3,200,000 SBAs granted to Mr. Alexander Shulgin and 80,000 SBAs granted to non-executive
independent directors). Under these grants, each RSU entitles the recipient, subject to vesting and other terms, to receive for no consideration one ordinary share of the Company.
During 2022, 501,184 shares were transferred to EIP participants as a result of SBA exercises with a corresponding reclassification from equity-settled employee benefits reserve to share premium of 599. During 2021, 4,592,143 shares were transferred to EIP participants as a result of SBA exercises with a corresponding reclassification from equity-settled employee benefits reserve to share premium of 1,079. Out of this amount 4,108,368 ordinary shares were transferred from the trust and 483,775 were issued directly from the share capital.
The following table reconciles awards outstanding at the beginning and the end of the year:

	Quantity	Weighted average exercise price per share

Options:
As of January 1, 2021	1,558,275	240

Granted	—	—
Exercised	(1,558,275)	240
Forfeited	—	—
Cancelled	—	—

As of December 31, 2021	—	—

Granted	—	—
Exercised	—	—
Forfeited	—	—

Cancelled	—	—

As of December 31, 2022	—	—
	Quantity	Weighted average exercise price per share
SARs:

As of January 1, 2021	523,814	257

Granted	—	—
Exercised	(249,875)	255
Forfeited	—	—
Cancelled	—	—

As of December 31, 2021	273,939	256

Granted	—	—
Exercised	(49,475)	260
Forfeited	—	—
Cancelled	—	—

As of December 31, 2022	224,464	256

Exercisable as of December 31, 2022	224,464	256

	Quantity	Weighted average grant date fair value per share

RSUs:
As of January 1, 2021	10,410,587	1,047
Granted	6,158,277	3,687
Exercised	(2,825,866)	308
Forfeited	(358,222)	2,022
Cancelled	(1,369)	3,986

As of December 31, 2021	13,383,407	2,366

Granted	9,321,006	2,070
Exercised	(461,037)	1,340
Forfeited	(2,094,293)	1,978
Cancelled	—	—

As of December 31, 2022	20,149,083	1,798

Exercisable as of December 31, 2022	7,025,814	1,430
The weighted average share price at the date of exercise for 2022 year amounted to 1,535 RUB and 1,006 RUB for RSUs and SARs, respectively.
The average remaining contractual life for options outstanding comprises
8.5
and
8.8 years as of December
 31, 2022 and 2021, respectively.
Stock-based compensation expense
The following table summarizes total stock-based compensation expense by function for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020

Fulfillment and delivery	829	635	53
Sales and marketing	1,354	1,013	81
Technology and content	3,117	2,245	152
General and administrative	5,699	3,927	358

	10,999	7,820	644

Measurement of fair values
The fair values of awards granted in 2020 have been measured using the Black-Scholes model. The weighted average inputs used in the measurement of the fair values at grant date of the equity incentive plans for the year ended December 31, 2020 was as follows:

2020

Expected annual volatility	48%
Expected term, years	4
Dividend yield	None
Risk-free interest rate	5.7%
Expected volatility
. Because the Company’s shares were not publicly traded until November 24, 2020, the expected volatility had been estimated based on an analysis of the historical share price volatility of comparable public companies for a preceding period equal to 4 years.
Expected term.
The expected terms of the instruments had been based on general award holder behavior. Where relevant, the expected life had been adjusted based on management’s best estimate for the effects of non-transferability,
exercise restrictions and behavioral considerations.

Dividend yield.
The expected dividend yield is nil, the Company did not declare any dividends in the prior years and does not have any plans to pay dividends in the near term.
Risk-free rates
were assessed based on Russian government bonds yield.
Fair value of ordinary share
Subsequent to the Company’s IPO in November 2020 and through March 2022, the fair value of ordinary shares was determined on the grant date using the closing price of the Company’s ADS traded on Nasdaq. From March 2022, after the price on Nasdaq became unavailable, the fair value of ordinary shares was determined on the grant date using the closing price of the Company’s ADS traded on Moscow Stock Exchange (MOEX). As employees are not entitled to dividends declared during the vesting period, the Group takes into consideration the impact of the dividend forfeiture in its estimate of the fair value of RSUs granted during the period. For the RSUs granted for 2021-2022, the impact of dividend forfeiture was assessed as not material to the valuation.